Off Balance sheet commitments and lease contracts - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lease contracts
Total minimum operating lease payments	$ 9,130	$ 6,441	$ 6,478
Total minimum finance lease payments	2,812	1,204	393
Less financial expenses	(934)	(48)	(74)
Nominal value of finance lease contracts	1,878	1,156	319
Less current portion of finance lease contracts	(213)	(39)	(8)
Non-current finance lease liabilities	1,665	1,117	311
Rental expense
Net rental expense incurred under operating leases	1,304	1,467	1,629
Not later than one year
Lease contracts
Total minimum operating lease payments	1,644	1,401	1,582
Total minimum finance lease payments	263	76	24
Nominal value of finance lease contracts	213	39	8
Year 2
Lease contracts
Total minimum operating lease payments	1,282	988	1,054
Total minimum finance lease payments	183	67	26
Year 3
Lease contracts
Total minimum operating lease payments	967	814	777
Total minimum finance lease payments	182	67	44
Year 4
Lease contracts
Total minimum operating lease payments	772	623	687
Total minimum finance lease payments	179	65	27
Year 5
Lease contracts
Total minimum operating lease payments	669	462	435
Total minimum finance lease payments	179	65	25
Year 6 and beyond
Lease contracts
Total minimum operating lease payments	3,796	2,153	1,943
Total minimum finance lease payments	$ 1,826	$ 864	$ 247